ADJUSTMENT FOR FICTITIOUS LOANS (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	3 Months Ended
	Nov. 26, 2012	Jun. 30, 2013
ADJUSTMENT FOR FICTITIOUS LOANS [Abstract]
Impairment Charges	$ 950
Accrued interest	127
Impairment on net of tax	627
Recovery of impairment		$ 824